As filed with the Securities and Exchange Commission on July 7, 2003

                                                      Registration Nos. 02-11101
                                                                      333-103990

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                  [ ] Pre-Effective Amendment No.  ____

                  [X] Post-Effective Amendment No.  1
                  (Check appropriate Box or Boxes)


                            CDC NVEST FUNDS TRUST II
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                        (Area Code and Telephone Number)

                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
          (Address of Principal Executive Offices, including Zip Code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                 (Approximate Date of Proposed Public Offering)

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933
--------------------------------------------------------------------------------

Title of Securities Being Registered: Shares of beneficial interest, no par value, of CDC Nvest Growth and Income Fund.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on
Section 24(f).



                                                       Registration Nos. 2-11101
                                                                      333-103990

This Post-Effective Amendment No. 1 (the "Amendment") to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on May 1, 2003 (Accession No. 0001169232-03-003365).

                            CDC NVEST FUNDS TRUST II

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified against all liability and all expenses in connection with the defense or disposition of any action, suit or other proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 105 to the registration statement on Form N-1A filed on August 15, 1996 as exhibit 2(a) and is incorporated herein by reference.

     The Distribution Agreements, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the
"Agreements") contained herein or incorporated by reference and in various post-effective amendments to the registration statement on Form N-1A and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained or incorporated by reference in this Registration.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)                      Charter.

                    (a)  The Registrant's  Third Amended and Restated  Agreement
                         and Declaration of Trust dated April 25, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 117 to the initial registration statement on Form N-1A (the "Registration Statement") filed on April 29, 2002.


                    (b) Form of Amendment No. 1 to the Agreement and Declaration is incorporated by reference to exhibit
                         (1)(b) to the initial registration statement on Form N-14 filed on March 24, 2003.


(2)                      By-Laws.

                    (a) The Registrant's Amended and Restated By-Laws (the "By-Laws") are incorporated by reference to exhibit 2(a) to PEA No. 105 to the Registration Statement filed on August 15, 1996.

                    (b) Amendment dated January 27, 1995 to Registrant's By-Laws is incorporated by reference to exhibit 2(b) to PEA No. 105 to the Registration Statement filed on August 15, 1996.

                    (c) Amendment dated August 23, 2002 to Registrant's By-Laws is incorporated by reference to exhibit (b)(2) to PEA No.118 to the Registration Statement filed on February 28, 2003.

(3)                      Voting Trust Agreements.

                         Not applicable.

(4)                      Agreement and Plan of Reorganization.


                         Agreement and Plan of Reorganization between CDC Nvest Balanced Fund, a series of CDC Nvest Funds Trust I, and CDC Nvest Growth and Income Fund, a series of CDC Nvest Funds Trust II, is filed herewith.


(5)                      Instruments Defining Rights of Security Holders.

                    Rights of shareholders are described in Article III, Section 6 of the Registrant's Agreement and Declaration is incorporated by reference to exhibit a(1) to PEA No. 117 to the Registration Statement filed on April 29, 2002 and to exhibit (1)(b) to the initial registration statement on Form N-14 filed on March 24, 2003.


(6)                 Investment Advisory Contracts.

               (a) Advisory Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Growth and Income Fund and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit d(1)(i) to PEA No. 114 to the Registration Statement filed on February 27, 2001.

               (b) Sub-advisory Agreement dated October 29, 2002 among Registrant on behalf of CDC Nvest Growth and Income Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                    (d)(2)(i) to PEA No. 118 to the Registration Statement filed on February 28, 2003.

(7)                 Distribution Agreements and Dealer Agreement.


               (a) Distribution Agreement dated March 3, 2003 is incorporated by reference to exhibit (7)(a) to the initial registration statement on Form N-14 filed on March 24, 2003.

               (b) Form of Dealer Agreement used by CDC IXIS Distributors is incorporated by reference to exhibit (7)(b) to the initial registration statement on Form N-14 filed on March 24, 2003.


(8)                 Bonus or Profit Sharing Contracts.

                    Not applicable.

(9)                 Custodian Agreements.

               (a) Custodian Agreement dated May 1, 2002 between Registrant, on behalf of CDC Nvest Growth and Income Fund, and Investors Bank & Trust Company ("IBT") is incorporated by reference to exhibit (g)(1) to PEA No. 118 to the Registration Statement filed on February 28, 2003.

               (b) Delegation Agreement dated May 1, 2002 between Registrant, on behalf of CDC Nvest Growth and Income Fund, and IBT is incorporated by reference to exhibit (g)(2) to PEA No. 188 to the Registration Statement filed on February 28, 2003.

(10)                Rule 12b-1 Plans and Rule 18f-3 Plan.

               (a) (i) Rule 12b-1 Plan for class A shares of CDC Nvest Growth and Income Fund is incorporated by reference to exhibit
                    (m)(1)(a) to PEA No. 115 to the Registration Statement filed on April 30, 2001.


               (ii) Rule 12b-1  Plan for class B shares of CDC Nvest  Growth and
                    Income Fund is incorporated to exhibit (10)(a)(ii) to the initial registration statement on Form N-14 filed on March 24, 2003.


               (iii)Rule 12b-1  Plan for class C shares of CDC Nvest  Growth and
                    Income  Fund  is   incorporated   by  reference  to  exhibit
                    (m)(1)(c) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

               (b) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, dated December 13, 2001 is incorporated by reference to exhibit (n) to PEA No. 116 to the Registration Statement filed on February 27, 2002.

(11)                Opinion and Consent of Counsel.


                    Opinion and consent of Ropes & Gray is incorporated by reference to exhibit (11) to the initial registration statement on Form N-14 filed on March 24, 2003.


(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders.


                    Opinion and Consent of Ropes & Gray supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.


(13)                Other Material Contracts.

               (a) Transfer Agency and Service Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth and Income Fund, and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 113 to the Registration Statement filed on April 27, 2000.

               (b) (i) Administrative Services Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Growth and Income Fund is incorporated by reference to exhibit (h)(2)(i) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

               (ii) Amendment dated January 2, 2001 to  Administrative  Services
                    Agreement dated October 30, 2000 is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

               (c) Securities Lending Agency Agreement dated May 1, 2002 between the Registrant on behalf of CDC Nvest Growth and Income Fund, and IBT is incorporated by reference to exhibit
                    (h)(3)(i) to PEA No. 118 to the Registration Statement filed on February 28, 2003.


               (d) CDC IXIS Advisers Fee Waiver/Reimbursement Undertakings dated May 31, 2003 between CDC IXIS Advisers and the
                    Registrant on behalf of its series enumerated in such undertaking is filed herewith.


(14)                Other Opinions, Appraisals or Rulings.


                    Consent of PricewaterhouseCoopers LLP is incorporated by reference to exhibit (14) to the initial registration statement on Form N-14 filed on March 24, 2003.


(15)                Omitted Financial Statements.

                    Not applicable.

(16)                Powers of Attorney.


                    Powers of Attorney for Edward J. Benjamin, Robert Blanding, Paul Chenault, Peter S. Voss, Graham T. Allison, Jr., Daniel
                    M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Pendleton P. White dated February 28, 2003 designating John M. Loder, John E. Pelletier and Nicholas H. Palmerino as attorneys to sign for each Trustee is filed herewith.


(17)                Additional Exhibits.


               (a)  Form of  Proxy  is  incorporated  by  reference  to  exhibit
                    (17)(a) to the initial registration statement on Form N-14 filed on March 24, 2003.


               (b) CDC Nvest Equity Funds Classes A, B and C and Class Y Prospectuses dated May 1, 2002 is incorporated by reference from PEA No. 51 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust I, filed on April 29, 2002 (File

                    No.: 002-98326;  Accession No.: 0001127563-02-000096) and as
                    revised     on    July    1,    2002     (Accession     No.:
                    0001127563-02-000136) and as supplemented on September 10, 2002 (Accession No.: 0001127563-02-0001840), September 16,
                    2002  (Accession  No.:  0001127563-02-000028),  December 27,
                    2002  (Accession  No.:  0001127563-02-000232),  February 25,
                    2003 (0001127563-03-000004),  March 13, 2003 (Accession No.:
                    000112756-03-000030)   and  March  19,2003  (Accession  No.:
                    0001169232-03-002158).

               (c) Statement of Additional Information of the CDC Nvest Equity Funds dated May 1, 2002 is incorporated by reference from PEA No. 51 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust I, filed on April 29, 2002 (File No.:
                    002-98326; Accession No.: 0001127563-02-000096).

               (e) Annual Report to Shareholders of the CDC Nvest Equity Funds for the fiscal year ended December 31, 2002 is incorporated by reference from the Annual Report to Form N-30D of CDC Nvest Funds Trust I, filed on February 28, 2003 (File No.:
                    002-98326, Accession No.: 000104769-03-007269).



ITEM 17.  UNDERTAKINGS.

(1) Registrant hereby agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                            CDC NVEST FUNDS TRUST II
                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 7th day of July 2003.

                                                CDC Nvest Funds Trust II

                                                BY: JOHN T. HAILER*
                                                --------------------------
                                                John T. Hailer
                                                Chief Executive Officer

                                                *BY: /S/ JOHN E. PELLETIER
                                                John E. Pelletier
                                                Attorney-In-Fact**

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                    TITLE                                 DATE

PETER S. VOSS*
----------------------------
Peter S. Voss                Chairman of the Board; Trustee        July 7, 2003

/s/ Nicholas H. Palmerino
----------------------------
Nicholas H. Palmerino        Treasurer                             July 7, 2003

GRAHAM T. ALLISON, JR.*
----------------------------
Graham T. Allison, Jr.       Trustee                               July 7, 2003

EDWARD BENJAMIN*
-----------------------------
Edward Benjamin              Trustee                               July 7, 2003

ROBERT BLANDING*
----------------------------
Robert Blanding              Trustee                               July 7, 2003

DANIEL M. CAIN*
----------------------------
Daniel M. Cain               Trustee                               July 7, 2003

PAUL CHENAULT*
----------------------------
Paul Chenault                Trustee                               July 7, 2003

KENNETH J. COWAN*
----------------------------
Kenneth J. Cowan             Trustee                               July 7, 2003

RICHARD DARMAN*
----------------------------
Richard Darman               Trustee                               July 7, 2003

JOHN T. HAILER*
----------------------------
John T. Hailer               Chief Executive Officer; Trustee      July 7, 2003

SANDRA O. MOOSE*
----------------------------
Sandra O. Moose              Trustee                               July 7, 2003

JOHN A. SHANE*
----------------------------
John A. Shane                Trustee                               July 7, 2003

PENDLETON P. WHITE*
----------------------------
Pendleton P. White           Trustee                               July 7, 2003

                                                    *By:   /S/ JOHN E. PELLETIER
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           July 7, 2003

** Powers of Attorney are incorporated by reference to exhibit (16) filed herewith.

                            CDC NVEST FUNDS TRUST II

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 16 OF FORM N-14

EXHIBIT         DESCRIPTION
(4)             Agreement and Plan of Reorganization
(12)            Opinion and Consent of Counsel Relating to Tax Matters and
                Consequences to Shareholders
(13)(d)         Fee Waiver/Expense Reimbursement Letter
(16)            Powers of Attorney